Annual Total Returns (Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares Institutional) (Vanguard Tax-Managed Capital Appreciation Fund, Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares)
18 Months Ended
Jun. 30, 2013
Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares
Annual Total Return
2012	16.41%
2011	1.39%
2010	16.08%
2009	29.21%
2008	(37.57%)
2007	6.13%
2006	14.49%
2005	7.61%
2004	11.78%
2003	31.87%